Share-based payments - Narrative (Details) € in Thousands		1 Months Ended			2 Months Ended	3 Months Ended	112 Months Ended	124 Months Ended
	Mar. 05, 2026 EUR (€) shares	Feb. 28, 2026 shares	Apr. 30, 2025 shares	Jan. 31, 2025 shares	Mar. 31, 2026 shares	Mar. 31, 2026 EUR (€) shares	Mar. 31, 2026 shares	Mar. 31, 2026 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unused reversals | €						€ 3,445
AGA EMPLOYER CONTRIBUTIONS AND TAXES
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unused reversals | €	€ 2,256					€ 3,394
BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)		23,477	39,370	125,000		23,477	510,191
BSAs | Board member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%	25.00%	25.00%
Vesting period		4 years	4 years	4 years
AGAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares waived (in shares)					77,050	77,050	77,050	77,050
Number of shares with performance conditions waived (in shares)					40,200	40,200	40,200	40,200
Number of shares lapsed (in shares)					217,750	217,750	217,750	217,750
Expense from share-based payment transactions with employees | €						€ 11,619
AGAs | Settlement agreement (Protocole d’accord transactionnel)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares waived (in shares)	117,250
Total AGAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)						460,845		11,171,743
Total AGAs | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					50.00%
Vesting period					2 years
Total AGAs | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					25.00%
Vesting period					3 years
Total AGAs | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					25.00%
Vesting period					4 years
AGA-2026-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)					47,500
AGA-2026-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)					294,476
AGA-2026-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)					1,619